Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 265,623	$ (5,452,178)	$ (12,885,112)	$ 24,337,113
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, including patient equipment depreciation	16,740,154	14,971,628	62,566,500	47,876,835
Equity-based compensation	2,222,609	5,223,108	11,070,075	883,373
Deferred income tax	479,092	1,483,430	895,298	(2,875,895)
Change in fair value of interest rate swaps, net of reclassification adjustment	(707,381)	2,702,400	11,425,921	(546,832)
Change in fair value of contingent consideration	(2,000,000)		(150,000)
Amortization of deferred financing costs	391,591	136,801	1,311,573	477,781
Write-off of deferred financing costs		2,121,451	2,121,451	1,219,205
Gain on sale of investment	(590,701)
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(20,457,579)	(8,636,030)	(20,197,521)	(22,042,721)
Inventory	51,528	(161,065)	(1,305,350)	2,309,508
Prepaid and other assets	3,908,676	(172,468)	(9,558,118)	(1,579,969)
Accounts payable and accrued expenses	24,076,642	4,015,039	14,157,579	2,691,981
Net cash provided by operating activities	24,380,254	16,232,116	60,417,846	68,426,808
Cash flows from investing activities:
Purchases of equipment and other fixed assets	(7,534,433)	(5,297,940)	(21,331,581)	(9,949,930)
Proceeds from sale of investment	2,045,701
Payments for business acquisitions, net of cash acquired	(105,840,930)	(20,881,343)	(63,538,392)	(86,334,011)
Net cash used in investing activities	(111,329,662)	(26,179,283)	(84,869,973)	(96,283,941)
Cash flows from financing activities:
Proceeds from borrowings on long-term debt and lines of credit	70,000,000	317,000,000	305,000,000	140,000,000
Repayments on long-term debt and lines of credit	(984,480)	(151,916,121)	(194,071,757)	(24,830,307)
Payments on capital leases	(10,780,545)	(9,874,276)	(37,271,512)	(27,936,993)
Proceeds from issuance of promissory note payable		100,000,000	100,000,000
Proceeds from issuance of members' interests		20,000,000	20,000,000
Payments for equity issuance costs		(837,156)	(837,156)
Payments of deferred financing costs		(9,027,753)	(9,027,753)	(2,715,849)
Distributions to members		(250,000,000)	(250,000,000)
Payment of contingent consideration		(12,000,000)	(13,000,000)
Payments for redemption of members' interest		(3,713,455)	(3,713,455)
Net cash provided by (used in) financing activities	58,234,975	(368,761)	76,144,580	48,768,480
Net change in cash and cash equivalents	(28,714,433)	(10,315,928)	51,692,453	20,911,347
Cash and cash equivalents - beginning of the period	76,878,134	25,185,681	25,185,681	4,274,334
Cash and cash equivalents - end of the period	48,163,701	14,869,753	76,878,134	25,185,681
Supplemental disclosures:
Cash paid for interest	7,704,405	2,829,928	23,074,703	7,327,942
Cash paid for income taxes	2,085,831	39,244	1,318,330	405,205
Noncash investing and financing activities:
Equipment acquired under capital lease obligations	9,757,735	8,564,442	36,267,634	27,079,171
Unpaid equipment and other fixed asset purchases at end of year	7,814,170	11,073,629	$ 8,514,047	$ 12,557,763
Equity consideration issued in connection with an acquisition	$ 6,248,015
Contingent purchase price in connection with acquisitions		1,500,000
Seller note issued in connection with an acquisition		$ 2,000,000